Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Capital Income Fund))	0 Months Ended
Dec. 28, 2012
Russell 3000 Index
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
Barclays Capital U.S. Aggregate Bond Index
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
Reference Index
Average Annual Return:
1 Year	5.77%
5 Years	4.51%
10 Years	4.33%
Class A
Average Annual Return:
1 Year	(1.79%)
5 Years	(4.36%)
10 Years	1.54%
Inception Date	Dec. 01, 1970
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(2.97%)
5 Years	(5.58%)
10 Years	0.15%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(0.99%)
5 Years	(4.08%)
10 Years	0.74%
Class B
Average Annual Return:
1 Year	(1.90%)
5 Years	(4.42%)
10 Years	1.62%
Inception Date	Aug. 17, 1993
Class C
Average Annual Return:
1 Year	2.29%
5 Years	(4.03%)
10 Years	1.30%
Inception Date	Nov. 01, 1995
Class N
Average Annual Return:
1 Year	2.90%
5 Years	(3.57%)
10 Years	1.76%
Inception Date	Mar. 01, 2001